9. RECOVERABLE TAXES (Details Narrative) - PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Recoverable Taxes Line Items
Recoverable taxes amount	R$ 2,078,610
Other Operating Income [Member]
Recoverable Taxes Line Items
Recoverable taxes amount	1,185,386
Financial Income [Member]
Recoverable Taxes Line Items
Recoverable taxes amount	R$ 893,224